Fair Value Disclosures - Fair Value of Financial Liabilities Measured on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, Fair Value	$ 5,004	$ 4,577
Transition Bonds issued by ACE Funding, Fair Value	341	380
Long-term Project Funding, Fair Value	13	15
Total Liabilities, Fair Value	5,358
Quoted Prices in Active Markets for Identical Instruments (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, Fair Value	204
Total Liabilities, Fair Value	204
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, Fair Value	4,313
Transition Bonds issued by ACE Funding, Fair Value	341
Total Liabilities, Fair Value	4,654
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, Fair Value	487
Long-term Project Funding, Fair Value	13
Total Liabilities, Fair Value	$ 500